PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 81.9% of Net Assets
Non-Convertible Bonds – 73.9%
	ABS Car Loan – 0.2%
$ 7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	$7,531,058
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	5,076,840

		12,607,898

	ABS Credit Card – 0.0%
975,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A(a)	985,142

	ABS Home Equity – 3.2%
10,247,680	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)	10,237,279
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/26/2029, 144A(b)	8,548,926
5,350,000	CoreVest American Finance, Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	5,468,524
3,140,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A(a)	3,077,064
13,063,636	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	13,114,767
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A(a)	2,673,680
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	7,862,751
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,958,798
4,290,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	4,285,294
2,105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	2,102,605
2,419,000	FRTKL, Series 2021-SFR1, Class F, 3.171%, 9/17/2038, 144A	2,417,846
7,800,531	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/19/2041, 144A	7,745,054
1,974,690	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.164%, 6/17/2037, 144A(a)(c)	1,977,410
959,911	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.234%, 7/17/2037, 144A(a)(c)	961,513
518,133	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(b)	521,627
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(b)	4,065,206
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	11,551,723
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,601,309
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	5,457,380

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 4,645,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	$4,567,027
975,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	958,612
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	14,960,913
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(b)	2,534,132
10,044,346	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	10,141,354
8,214,854	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	8,195,557
6,850,000	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	6,845,500
8,130,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	8,134,169
7,865,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(b)	7,864,512
338,144	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	339,061
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2061, 144A(b)	3,959,428

		166,129,021

	ABS Other – 0.8%
2,028,234	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A(a)	2,032,999
3,906,408	Castlelake Aircraft Structured Trust, Series 2017-1R, Class B, 3.924%, 8/15/2041, 144A	3,902,685
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(d)(e)(g)(h)(i)	568,008
15,329,904	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(a)	15,448,895
10,926,840	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(a)	10,934,379
9,247,755	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(a)	9,162,953

		42,049,919

	ABS Whole Business – 0.2%
2,319,188	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	2,323,808
9,300,000	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	9,306,891

		11,630,699

	Aerospace & Defense – 2.4%
14,845,000	Boeing Co. (The), 3.625%, 2/01/2031	15,891,700
1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,958,578

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 2,660,000	Boeing Co. (The), 3.750%, 2/01/2050	$2,696,841
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	4,110,227
415,000	Boeing Co. (The), 3.850%, 11/01/2048	422,856
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	6,176,403
4,124,000	Boeing Co. (The), 3.950%, 8/01/2059	4,232,450
2,795,000	Boeing Co. (The), 5.150%, 5/01/2030	3,280,464
39,862,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	53,134,864
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,345,525
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,375,330
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,516,974
6,485,000	TransDigm, Inc., 5.500%, 11/15/2027	6,663,338
370,000	TransDigm, Inc., 7.500%, 3/15/2027	387,575

		125,193,125

	Airlines – 2.0%
16,395,411	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	17,716,061
240,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	216,264
13,220,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	13,236,525
1,415,848	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,363,150
813,724	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	786,493
2,655,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	2,791,069
3,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,291,763
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	29,333,154
120,264	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023(a)	120,518
23,265,710	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	25,945,455
2,966,244	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,138,405
2,280,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	2,339,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 3,415,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	$3,529,232

		103,807,939

	Automotive – 1.3%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,258,400
18,505,000	Ford Motor Co., 4.750%, 1/15/2043	19,395,646
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,435,550
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,596,488
1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,676,250
2,845,000	General Motors Co., 5.200%, 4/01/2045	3,464,485
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,855,528
29,835,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(a)	32,001,957
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	589,928
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	995,831

		65,270,063

	Banking – 4.6%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	8,653,972
13,515,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(j)	14,067,088
10,840,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(j)	11,327,800
13,200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(a)	14,753,640
8,355,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(a)	8,527,347
5,895,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(a)	5,684,411
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(j)	11,876,681
31,380,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	32,555,928
9,940,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A(a)	9,427,991
9,462,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(a)	9,167,637
520,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(k)	215,940

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 26,680,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(a)	$30,806,260
5,670,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A(a)	5,410,583
6,740,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(a)	7,074,034
5,325,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033(a)	5,752,825
3,795,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	3,918,279
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,879,513
6,610,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032(a)	6,706,561
9,180,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(a)	8,765,982
13,160,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(a)	12,695,733
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	14,989,992
13,520,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	14,915,867

		239,174,064

	Brokerage – 0.5%
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,819,724
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	7,821,470

		27,641,194

	Building Materials – 1.4%
39,005,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	39,028,403
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,572,350
6,090,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(j)	6,202,726
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,391,840
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,456,842
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,649,987
10,800,000	Owens Corning, 7.000%, 12/01/2036	15,531,281

		70,833,429

	Cable Satellite – 4.1%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	33,953,672

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 3,905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	$3,913,821
59,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	58,008,502
9,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	9,126,839
4,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	4,920,606
31,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	30,455,271
3,900,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	4,587,365
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,684,600
3,705,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 8/15/2027, 144A	3,867,094
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	6,339,241
6,568,000	DISH DBS Corp., 5.875%, 11/15/2024	7,062,439
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	17,915,155
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,291,139
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	170,289
4,915,000	Ziggo BV, 5.500%, 1/15/2027, 144A	5,080,881

		209,376,914

	Chemicals – 1.0%
4,205,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,247,092
13,380,000	Ashland LLC, 3.375%, 9/01/2031, 144A	13,497,075
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,404,480
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	7,661,062
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	914,050
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	6,509,811
10,239,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	10,315,178
2,295,000	SPCM S.A., 3.125%, 3/15/2027, 144A	2,297,754

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 2,125,000	SPCM S.A., 3.375%, 3/15/2030, 144A	$2,123,353

		48,969,855

	Consumer Cyclical Services – 2.6%
3,430,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,466,221
28,355,000	Expedia Group, Inc., 3.250%, 2/15/2030	29,324,872
6,720,000	Expedia Group, Inc., 3.800%, 2/15/2028	7,293,403
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	10,457,688
5,500,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	6,668,750
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	9,644,050
8,505,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	8,563,472
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	19,680,191
34,335,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	37,489,528

		132,588,175

	Consumer Products – 0.4%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	15,028,200
6,110,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	6,184,848

		21,213,048

	Electric – 1.1%
21,956,057	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	25,785,088
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027(a)	4,388,330
1,635,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	1,629,059
4,365,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	3,969,685
5,515,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	5,421,309
7,435,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,335,301
7,860,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	8,004,140

		56,532,912

	Finance Companies – 5.3%
780,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	828,537

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 6,980,000	Air Lease Corp., 3.125%, 12/01/2030	$7,150,734
4,298,000	Air Lease Corp., 4.625%, 10/01/2028	4,827,608
2,645,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	2,683,897
11,210,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	11,728,462
3,585,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(j)	3,668,531
1,020,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,103,461
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	23,857,260
20,380,000	Ares Capital Corp., 2.875%, 6/15/2028	20,645,316
5,315,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	5,295,799
7,225,000	FS KKR Capital Corp., 3.400%, 1/15/2026	7,549,267
40,505,000	GE Capital Funding LLC, 4.550%, 5/15/2032(a)	47,966,667
11,150,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035(a)	13,380,583
135,000	Navient Corp., 5.000%, 3/15/2027	139,050
3,030,000	Navient Corp., 5.875%, 10/25/2024	3,234,525
950,000	Navient Corp., 6.750%, 6/15/2026	1,048,449
5,355,000	Navient Corp., MTN, 5.625%, 8/01/2033	5,093,944
4,774,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,111,760
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,721,906
8,425,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	8,409,275
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,831,216
4,360,000	Rocket Mortgage LLC, 5.250%, 1/15/2028, 144A	4,697,900
13,535,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	13,226,402
12,520,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	12,660,850
37,150,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	37,475,062
9,030,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	8,962,275

		271,298,736

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – 1.9%
$ 1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	$1,549,143
695,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	641,205
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	1,151,037
5,580,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	5,252,953
17,835,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	17,635,428
1,275,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(k)	531,484
525,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(k)	218,400
1,275,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(k)	514,399
220,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026	168,339
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024	2,065,209
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023	1,116,008
1,800,000	China Evergrande Group, 8.250%, 3/23/2022	459,306
4,045,000	China Evergrande Group, 8.750%, 6/28/2025	971,771
1,405,000	China Evergrande Group, 9.500%, 4/11/2022	361,352
335,000	China Evergrande Group, 9.500%, 3/29/2024	80,608
2,190,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026	2,077,599
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	24,459,387
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,714,250
2,430,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024	1,841,180
6,550,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026	4,996,406
2,140,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025	1,632,129
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	12,174,600
5,405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	4,337,709
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027	637,341
3,690,000	Times China Holdings Ltd., 6.200%, 3/22/2026	3,333,085

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 11,950,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027	$7,738,581

		99,658,909

	Food & Beverage – 1.6%
4,310,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	4,484,684
45,450,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	51,857,996
14,805,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	14,142,772
9,895,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	10,064,403

		80,549,855

	Gaming – 0.7%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	12,824,368
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	6,186,750
3,265,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	3,227,126
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	13,581,462
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	831,492

		36,651,198

	Government Owned - No Guarantee – 1.7%
495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	495,448
1,999,900,000	Export-Import Bank of Korea, 4.890%, 8/09/2023, 144A, (INR)(a)	26,794,659
455,800,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	6,248,995
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,514,780
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	6,248,467
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	10,695,662
30,245,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(a)	28,810,782

		87,808,793

	Health Insurance – 0.6%
21,450,000	Centene Corp., 2.500%, 3/01/2031	21,155,062
6,390,000	Centene Corp., 2.625%, 8/01/2031	6,346,804

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$ 4,510,000	Centene Corp., 3.000%, 10/15/2030	$4,622,750

		32,124,616

	Healthcare – 1.2%
3,285,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	3,225,706
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	2,022,075
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	2,210,710
2,655,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	2,711,419
16,025,000	HCA, Inc., 5.250%, 6/15/2049	20,453,498
28,194,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	32,352,615

		62,976,023

	Home Construction – 1.3%
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	3,379,897
29,870,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	38,606,975
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	17,331,660
1,080,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025	793,297
395,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026	260,879
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026	3,829,071
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026	304,019
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025	622,487

		65,128,285

	Independent Energy – 3.3%
9,350,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	10,010,544
17,065,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	18,561,627
6,638,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	9,094,060
9,380,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	11,338,075
2,678,000	Devon Energy Corp., 4.500%, 1/15/2030, 144A	2,918,718
3,575,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	3,712,159

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 2,340,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	$2,502,482
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,355,376
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	8,340,458
810,000	EQT Corp., 3.125%, 5/15/2026, 144A	830,347
1,720,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,792,240
12,640,000	Hess Corp., 5.600%, 2/15/2041	15,793,060
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	597,212
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	11,892,171
8,530,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	8,581,460
6,160,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	6,245,905
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(d)(e)(i)(k)	716,320
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(d)(e)(i)(k)	380,800
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	542,209
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	40,327,400
1,245,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,679,105
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	742,799
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	3,723,472
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	483,099
325,000	Ovintiv, Inc., 7.375%, 11/01/2031	440,848
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,056,761
597,000	Southwestern Energy Co., 6.450%, 1/23/2025	657,339

		170,316,046

	Industrial Other – 0.1%
610,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(k)	255,163
3,985,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	4,024,850

		4,280,013

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – 0.7%
$ 11,785,000	Carnival Corp., 5.750%, 3/01/2027, 144A	$12,182,744
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	6,739,375
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,505,562
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	225,296
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	12,580,551

		34,233,528

	Life Insurance – 1.5%
9,880,000	Athene Global Funding, 1.608%, 6/29/2026, 144A(a)	9,872,842
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047(a)	4,042,532
13,830,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(a)	16,695,172
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(e)(l)	32,591,000
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(e)(l)	11,685,111

		74,886,657

	Lodging – 0.7%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	7,505,700
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,751,544
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	5,492,700
7,440,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	7,535,095
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	4,206,937
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	7,880,925
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,074,978
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,275,422

		36,723,301

	Media Entertainment – 1.3%
5,500,000	AMC Networks, Inc., 4.250%, 2/15/2029	5,472,500
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	4,044,712

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	$2,000,191
4,635,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,953,656
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,527,063
11,680,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	13,753,200
1,305,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,580,681
6,520,000	Netflix, Inc., 5.875%, 11/15/2028	7,989,608
7,670,000	Netflix, Inc., 6.375%, 5/15/2029	9,702,550
3,956,000	ViacomCBS, Inc., 4.375%, 3/15/2043	4,525,506
4,469,000	ViacomCBS, Inc., 4.900%, 8/15/2044	5,470,748
4,600,000	ViacomCBS, Inc., 4.950%, 5/19/2050	5,759,053

		66,779,468

	Metals & Mining – 3.5%
8,090,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	8,035,882
13,790,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	13,836,887
22,016,000	ArcelorMittal S.A., 6.750%, 3/01/2041	30,258,240
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,735,200
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	37,995,975
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,856,752
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	9,909,826
22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	27,406,519
12,330,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A(a)	12,099,306
29,695,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	29,872,581
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	6,202,131
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,849,650

		182,058,949

	Midstream – 0.7%
14,530,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	14,499,703

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	$2,558,462
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	723,725
1,425,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	1,521,322
185,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	189,967
11,340,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	12,170,089
1,180,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	1,271,671
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	3,632,577

		36,567,516

	Natural Gas – 0.0%
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026	1,223,558

	Non-Agency Commercial Mortgage-Backed Securities – 1.0%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	345,004
10,565,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.038%, 9/10/2045, 144A(b)	10,642,296
125,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	124,377
1,095,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)(b)	1,096,397
305,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A(a)	309,915
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,608,263
4,100,452	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.752%, 8/15/2046, 144A(b)	4,062,010
3,980,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class E, 4.000%, 8/15/2046, 144A(b)	3,224,994
10,664,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.828%, 10/15/2045, 144A(a)(b)	10,515,407
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.508%, 12/15/2047, 144A(a)(b)	284,704
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	3,065,975
4,901,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.539%, 3/15/2045, 144A(b)	4,646,272
5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.443%, 7/15/2046(b)	5,291,013
1,315,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045(a)	1,304,490
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.650%, 8/15/2046(a)(b)	3,991,028

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047(a)	$976,641

		51,488,786

	Paper – 0.9%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	21,593,253
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,912,639
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,259,796
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,629,841

		44,395,529

	Pharmaceuticals – 0.0%
1,995,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	2,067,419

	Property & Casualty Insurance – 0.0%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.386%, 1/15/2033, 144A(c)(d)(e)(h)(i)	2,157,975

	Restaurants – 0.4%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	20,469,313

	Retailers – 0.7%
3,665,000	Carvana Co., 5.500%, 4/15/2027, 144A	3,740,866
3,250,000	Carvana Co., 5.625%, 10/01/2025, 144A	3,360,143
6,245,000	Carvana Co., 5.875%, 10/01/2028, 144A	6,452,396
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,926,758
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,791,180
3,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,133,284
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,801,453
2,555,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	2,570,969

		33,777,049

	Sovereigns – 0.9%
30,640,000	Mexico Government International Bond, 3.771%, 5/24/2061(a)	27,207,401
20,885,000	Mexico Government International Bond, 4.280%, 8/14/2041(a)	21,308,965

		48,516,366

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supermarkets – 0.1%
$ 2,290,000		Safeway, Inc., 7.250%, 2/01/2031	$2,736,550

		Supranational – 0.1%
525,240,000		International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	7,153,921

		Technology – 2.5%
1,025,000		Broadcom, Inc., 3.187%, 11/15/2036, 144A	1,022,023
23,110,000		Broadcom, Inc., 4.300%, 11/15/2032	25,897,838
15,295,000		CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	14,547,992
14,915,000		CommScope, Inc., 4.750%, 9/01/2029, 144A	14,896,356
1,215,000		Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,244,986
13,195,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	13,821,762
4,070,000		Jabil, Inc., 3.950%, 1/12/2028	4,489,230
15,170,000		KLA Corp., 5.650%, 11/01/2034(a)	19,600,556
5,655,000		Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	5,812,774
5,050,000		MSCI, Inc., 3.250%, 8/15/2033, 144A	5,107,873
5,200,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,293,340
5,770,000		Square, Inc., 3.500%, 6/01/2031, 144A	5,918,462
11,540,000		SYNNEX Corp., 1.750%, 8/09/2026, 144A	11,416,467

			129,069,659

		Transportation Services – 0.4%
4,150,000		Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	3,961,466
14,685,000		Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	15,403,537
1,234,000		Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	1,351,526
1,240,000		GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,187,000
255,000		GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	254,444

			22,157,973

		Treasuries – 11.5%
142,342	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	26,016,700

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
5,454,785	(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	$26,719,633
26,390,000		U.S. Treasury Note, 0.125%, 11/30/2022(a)	26,385,877
109,525,000		U.S. Treasury Note, 0.125%, 12/31/2022(m)	109,490,773
117,000,000		U.S. Treasury Note, 0.125%, 1/31/2023(a)	116,940,586
208,955,000		U.S. Treasury Note, 0.125%, 2/28/2023(a)	208,799,916
53,450,000		U.S. Treasury Note, 0.125%, 4/30/2023(a)	53,379,012
26,005,000		U.S. Treasury Note, 0.250%, 9/30/2023	25,984,684

			593,717,181

		Wireless – 2.7%
6,300,000		Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	6,333,918
1,200,000		HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,260,000
20,720,000		HTA Group Ltd., 7.000%, 12/18/2025	21,756,000
7,228,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	7,725,648
2,580,000		Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	2,594,551
5,345,000		Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	5,626,361
490,000		Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	505,430
1,903,500		Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,978,688
4,225,500		Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	4,626,923
16,600,000		SBA Communications Corp., 3.125%, 2/01/2029, 144A	16,039,750
27,610,000		T-Mobile USA, Inc., 3.375%, 4/15/2029	28,804,132
13,640,000		T-Mobile USA, Inc., 3.500%, 4/15/2031	14,385,217
25,025,000		T-Mobile USA, Inc., 3.875%, 4/15/2030	27,631,656

			139,268,274

		Wirelines – 0.8%
8,920,000		AT&T, Inc., 3.500%, 9/15/2053(a)	8,828,302
350,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	383,425
2,160,000		Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,251,152

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 1,240,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	$1,348,500
6,071,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	6,814,698
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	19,131,228
3,945,000	Verizon Communications, Inc., 2.850%, 9/03/2041(a)	3,850,202

		42,607,507

	Total Non-Convertible Bonds (Identified Cost $3,720,721,272)	3,816,852,350

Convertible Bonds – 6.7%
	Airlines – 0.6%
3,695,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	3,620,523
18,060,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	26,977,125

		30,597,648

	Cable Satellite – 3.2%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	14,284,337
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	149,428,125

		163,712,462

	Consumer Cyclical Services – 0.3%
5,370,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(f)	5,797,726
5,830,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(n)	5,132,065
7,860,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(f)	7,644,876

		18,574,667

	Gaming – 0.1%
1,610,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	5,137,510

	Healthcare – 0.5%
25,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	25,120,957

	Media Entertainment – 0.2%
8,280,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(f)	7,686,653
1,730,000	Zynga, Inc., Zero Coupon, 0.779%-0.859%, 12/15/2026, 144A(a)(n)	1,670,531

		9,357,184

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued
	Oil Field Services – 0.2%
$ 10,424,449	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(d)(e)(g)(i)(o)(q)	$10,233,682

	Pharmaceuticals – 0.9%
8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,471,982
27,195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,217,392
5,015,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(f)	4,557,318
4,250,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,614,633

		45,861,325

	Technology – 0.7%
16,485,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	27,217,948
8,585,000	Splunk, Inc., 1.125%, 6/15/2027	8,418,666

		35,636,614

	Total Convertible Bonds (Identified Cost $339,263,535)	344,232,049

Municipals – 1.3%
	Virginia – 1.3%
66,375,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $66,369,229)	69,308,715

	Total Bonds and Notes (Identified Cost $4,126,354,036)	4,230,393,114

Senior Loans – 0.9%
	Airlines – 0.1%
5,883,921	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(c)	5,920,048

	Chemicals – 0.1%
7,037,600	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(c)	7,055,194

	Healthcare – 0.1%
4,651,489	Medline Industries, Inc., USD Term Loan B, 9/20/2028(p)	4,641,302

	Independent Energy – 0.3%
12,660,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(c)	13,841,558

	Lodging – 0.2%
6,025,787	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.500%, 8/02/2028(c)	6,039,345

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued
	Lodging – continued
$ 2,375,000	Motel 6, Term Loan B, 9/09/2026(p)	$2,380,937

		8,420,282

	Pharmaceuticals – 0.1%
5,196,975	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(c)	5,202,848

	Total Senior Loans (Identified Cost $43,607,554)	45,081,232

Collateralized Loan Obligations – 2.7%
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(a)(c)	4,458,973
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 2.980%, 7/20/2034, 144A(c)	4,954,477
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 3.226%, 7/15/2034, 144A(c)	1,244,988
4,390,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(c)	4,385,802
3,780,000	AIG CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 3.140%, 7/20/2034, 144A(c)	3,761,111
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.116%, 10/15/2034, 144A(c)	2,680,303
6,730,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.234%, 10/20/2031, 144A(c)	6,729,922
3,025,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 3.235%, 7/25/2034, 144A(c)(d)	3,025,000
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.134%, 1/17/2032, 144A(c)	1,504,985
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 5.216%, 7/20/2032, 144A(c)	3,526,507
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 3.397%, 7/15/2034, 144A(c)	3,103,122
4,775,000	Crown City CLO I, Series 2021-1A, Class CR, 3-month LIBOR + 3.420%, 3.566%, 7/20/2034, 144A(c)	4,774,940
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 3.217%, 10/20/2034, 144A(c)	5,250,920
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.984%, 1/20/2034, 144A(c)	2,887,163
980,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.134%, 4/20/2031, 144A(a)(c)	979,032
2,965,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 3.000%, 3.134%, 4/20/2031, 144A(c)	2,964,968
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.329%, 7/27/2031, 144A(c)	10,675,433
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.138%, 1/23/2031, 144A(c)	990,060
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.788%, 7/15/2034, 144A(a)(c)	6,009,980
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 3.234%, 7/20/2032, 144A(c)	8,054,907
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 3.276%, 7/15/2034, 144A(c)	7,174,195

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$ 3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-A2, Class DR, 3-month LIBOR + 3.300%, 3.409%, 7/15/2036, 144A(c)	$3,141,794
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.798%, 7/02/2035, 144A(a)(c)	8,257,586
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.048%, 7/02/2035, 144A(c)	6,449,917
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.634%, 10/17/2031, 144A(a)(c)	9,695,622
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 1.831%, 5/21/2034, 144A(a)(c)	974,799
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 2.981%, 5/21/2034, 144A(c)	7,614,895
9,760,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(c)(d)(i)	9,760,000
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.084%, 1/20/2031, 144A(c)	400,008
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 3.893%, 10/20/2034, 144A(c)	1,555,344

	Total Collateralized Loan Obligations (Identified Cost $136,925,139)	136,986,753

Shares

Common Stocks – 10.3%
	Aerospace & Defense – 0.3%
43,186	Lockheed Martin Corp.	14,903,488

	Air Freight & Logistics – 0.3%
83,921	United Parcel Service, Inc., Class B	15,282,014

	Beverages – 0.3%
281,946	Coca-Cola Co. (The)	14,793,707

	Capital Markets – 0.6%
18,508	BlackRock, Inc.	15,521,919
165,876	Morgan Stanley	16,141,394

		31,663,313

	Chemicals – 0.3%
664,252	Hexion Holdings Corp., Class B(h)	14,060,222

	Communications Equipment – 0.3%
292,009	Cisco Systems, Inc.	15,894,050

	Electric Utilities – 0.6%
152,196	Duke Energy Corp.	14,852,808
205,783	NextEra Energy, Inc.	16,158,081

		31,010,889

	Electronic Equipment, Instruments & Components – 0.2%
363,031	Corning, Inc.	13,247,001

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – 0.0%
60,638	Pioneer Energy Services Corp.(d)(e)(g)(h)(i)(q)	$792,539

	Food & Staples Retailing – 0.3%
113,057	Walmart, Inc.	15,757,885

	Health Care Equipment & Supplies – 0.3%
132,375	Abbott Laboratories	15,637,459

	Health Care Providers & Services – 0.6%
41,860	Anthem, Inc.	15,605,408
39,038	UnitedHealth Group, Inc.	15,253,708

		30,859,116

	Hotels, Restaurants & Leisure – 0.3%
131,438	Starbucks Corp.	14,498,926

	Household Products – 0.3%
114,431	Procter & Gamble Co. (The)	15,997,454

	IT Services – 0.5%
50,383	Accenture PLC, Class A	16,118,529
37,851	Automatic Data Processing, Inc.	7,567,172

		23,685,701

	Machinery – 0.4%
34,614	Cummins, Inc.	7,772,920
44,613	Deere & Co.	14,948,478

		22,721,398

	Media – 0.5%
276,609	Comcast Corp., Class A	15,470,741
461,939	iHeartMedia, Inc., Class A(h)	11,557,714

		27,028,455

	Metals & Mining – 0.3%
256,528	Newmont Corp.	13,929,470

	Oil, Gas & Consumable Fuels – 0.8%
9,229	Battalion Oil Corp.(h)	89,798
157,065	Chevron Corp.	15,934,244
500,544	Lonestar Resources U.S., Inc.(d)(e)(g)(h)(i)(q)	5,355,821
99,587	Whiting Petroleum Corp.(h)	5,816,877
632,778	Williams Cos., Inc. (The)	16,414,261

		43,611,001

	Pharmaceuticals – 0.8%
213,017	Bristol-Myers Squibb Co.	12,604,216
93,408	Johnson & Johnson	15,085,392
209,035	Merck & Co., Inc.	15,700,619

		43,390,227

	Professional Services – 0.0%
5,336	Clarivate PLC(h)	116,858

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Diversified – 0.3%
56,854	American Tower Corp.	$15,089,620

	Road & Rail – 0.3%
73,981	Union Pacific Corp.	14,501,016

	Semiconductors & Semiconductor Equipment – 0.2%
43,317	Texas Instruments, Inc.	8,325,960

	Software – 0.3%
23,768	iQor Holdings, Inc.(e)(h)(l)	280,772
56,133	Microsoft Corp.	15,825,015

		16,105,787

	Specialty Retail – 0.2%
24,839	Home Depot, Inc. (The)	8,153,650

	Technology Hardware, Storage & Peripherals – 0.3%
110,424	Apple, Inc.	15,624,996

	Wireless Telecommunication Services – 0.7%
279,468	T-Mobile US, Inc.(h)	35,704,832

	Total Common Stocks (Identified Cost $557,934,095)	532,387,034

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.5%
	Banking – 0.7%
19,083	Bank of America Corp., Series L, 7.250%(a)	27,525,701
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	11,115,000

		38,640,701

	Food & Beverage – 0.1%
37,280	Bunge Ltd., 4.875%	4,434,170

	Midstream – 0.2%
242,297	El Paso Energy Capital Trust I, 4.750%	12,005,816

	Technology – 0.2%
115,400	Clarivate PLC, Series A, 5.250%	10,004,026

	Wireless – 0.3%
11,832	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(l)	13,379,271

	Total Convertible Preferred Stocks (Identified Cost $72,982,071)	78,463,984

Shares	Description	Value (†)

Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.3%
	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	$268,548

	Home Construction – 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%(h)	3,644,305

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

	REITs - Warehouse/Industrials – 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	8,133,440

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	14,041,293

	Total Preferred Stocks (Identified Cost $81,522,639)	92,505,277

Closed-End Investment Companies – 0.0%
170,849	NexPoint Strategic Opportunities Fund (Identified Cost $10,238,824)	2,376,510

Principal Amount (‡)

Short-Term Investments – 1.4%
$ 72,932,318	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $72,932,318 on 10/01/2021 collateralized by $86,336,500 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $74,391,004 including accrued interest(r) (Identified Cost $72,932,318)	72,932,318

	Total Investments – 99.0% (Identified Cost $5,029,514,605)	5,112,662,238
	Other assets less liabilities – 1.0%	53,970,432

	Net Assets – 100.0%	$5,166,632,670

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$57,936,154	1.1%	$29,965,145	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Illiquid security.

(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(g)	Securities subject to restriction on resale. At September 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	$26,738,973		$568,008	Less than 0.1%
Lonestar Resources U.S., Inc.	12/01/2020	3,473,775	*	5,355,821	0.1%
Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	5/29/2020	9,688,450		10,233,682	0.2%
Pioneer Energy Services Corp.	5/29/2020	17,677,239	**	792,539	Less than 0.1%

*	Represents basis assigned upon receipt in a taxable restructuring.
**	Represents basis carried over in a non-taxable restructuring.
(h)	Non-income producing security.
(i)	Fair valued by the Fund’s adviser. At September 30, 2021, the value of these securities amounted to $29,965,145 or 0.6% of net assets.
(j)	Perpetual bond with no specified maturity date.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2021, the value of these securities amounted to $57,936,154 or 1.1% of net assets.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(o)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2021, interest payments were made in principal.

(p)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(q)	Affiliated issuer.
(r)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $1,756,875,254 or 34.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2021, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	3.02%	266,000,000	$25,143,866	$24,862,163	$(281,703)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	12/02/2021	BRL	S	75,391,000	$14,129,543	$13,711,958	$417,585

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	12/21/2021	5,261	$776,233,037	$764,160,250	$12,072,787
Ultra Long U.S. Treasury Bond	12/21/2021	69	13,520,221	13,183,312	336,909

Total					$12,409,696

Affiliated Transactions

As a result of a business restructuring, the Fund received common shares of Pioneer Energy Services Corp. (the “Company”) and Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company was considered to be an affiliate at September 30, 2021. A summary of affiliated transactions for the period ended September 30, 2021, is as follows:

	Beginning Value	Purchase Cost		Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	$6,330,947	$254,256	*	$—	$89,330	$—	$3,559,149	$10,233,682	$386,185
Pioneer Energy Services Corp.	—	—		—	—	—	792,539	792,539	—
Lonestar Resources U.S., Inc.	3,473,775	—		—	—	—	1,882,046	5,355,821	—

	$9,804,722	$254,256		$—	$89,330	$—	$6,233,734	$16,382,042	$386,185

*	Represents interest paid in additional principal.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$41,481,911	$568,008	(a)	$42,049,919
Independent Energy	—	169,218,926	1,097,120	(a)	170,316,046
Property & Casualty Insurance	—	—	2,157,975	(a)	2,157,975
All Other Non-Convertible Bonds*	—	3,602,328,410	—		3,602,328,410

Total Non-Convertible Bonds	—	3,813,029,247	3,823,103		3,816,852,350

Convertible Bonds
Oil Field Services	—	—	10,233,682	(a)	10,233,682
All Other Convertible Bonds*	—	333,998,367	—		333,998,367

Total Convertible Bonds	—	333,998,367	10,233,682		344,232,049

Municipals*	—	69,308,715	—		69,308,715

Total Bonds and Notes	—	4,216,336,329	14,056,785		4,230,393,114

Senior Loans*	—	45,081,232	—		45,081,232
Collateralized Loan Obligations	—	124,201,753	12,785,000	(b)	136,986,753
Common Stocks
Chemicals	—	14,060,222	—		14,060,222
Energy Equipment & Services	—	—	792,539	(a)	792,539
Oil, Gas & Consumable Fuels	38,255,180	—	5,355,821	(a)	43,611,001
Software	15,825,015	280,772	—		16,105,787
All Other Common Stocks*	457,817,485	—	—		457,817,485

Total Common Stocks	511,897,680	14,340,994	6,148,360		532,387,034

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,434,170	—		4,434,170
Wireless	—	13,379,271	—		13,379,271
All Other Convertible Preferred Stocks*	60,650,543	—	—		60,650,543

Total Convertible Preferred Stocks	60,650,543	17,813,441	—		78,463,984

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,995,000	—		1,995,000
REITs - Warehouse/Industrials	—	8,133,440	—		8,133,440
All Other Non-Convertible Preferred Stocks*	3,912,853	—	—		3,912,853

Total Non-Convertible Preferred Stocks	3,912,853	10,128,440	—		14,041,293

Total Preferred Stocks	64,563,396	27,941,881	—		92,505,277

Closed-End Investment Companies	2,376,510	—	—		2,376,510
Short-Term Investments	—	72,932,318	—		72,932,318

Total Investments	578,837,586	4,500,834,507	32,990,145		5,112,662,238

Forward Foreign Currency Contracts (unrealized appreciation)	—	417,585	—		417,585
Futures Contracts (unrealized appreciation)	12,409,696	—	—		12,409,696

Total	$591,247,282	$4,501,252,092	$32,990,145		$5,125,489,519

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(281,703)	$—	$(281,703)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued by the Fund’s adviser ($9,760,000) or valued using broker-dealer bid prices ($3,025,000).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$14,217,962	(a)	$—	$(55,189)	$32,094,204	$1,429,861	$(47,118,830)	$—	$—	$568,008	$6,562,017
Independent Energy	—		224,011	—	781,647	—	—	91,462	—	1,097,120	781,647
Property & Casualty Insurance	—		42,483	—	(2,263,008)	—	—	4,378,500	—	2,157,975	(2,263,008)
Convertible Bonds
Oil Field Services	6,330,947		89,331	—	3,559,149	254,255	—	—	—	10,233,682	3,559,149
Senior Loans
Construction Machinery	9,862,216		436,973	(6,497,335)	6,069,631	—	(9,871,485)	—	—	—	—
Collateralized Loan Obligations	—		—	—	—	12,785,000	—	—	—	12,785,000	—
Common Stocks
Energy Equipment & Services	—	(a)	—	—	792,539	—	—	—	—	792,539	792,539
Oil, Gas & Consumable Fuels	3,473,775	(a)	—	(1,167,146)	3049,192	—	—	—	—	5,355,821	1,882,046
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(122,532,800)	122,532,800	—	—	—	—	—	—
Warrants	9,760,259		—	—	8,285,057	—	(18,045,316)	—	—	—	—

Total	$43,645,159		$792,798	$(130,252,470)	$174,901,211	$14,469,116	$(75,035,631)	$4,469,962	$—	$32,990,145	$11,314,390

(a)	Includes a security fair valued at zero using Level 3 inputs.

Debt securities valued at $91,462 were transferred from Level 2 to Level 3 during the period ended September 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

A debt security valued at $4,738,500 was transferred from Level 2 to Level 3 during the period ended September 30, 2021. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. During the period ended September 30, 2021, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended September 30, 2021, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$417,585	$—	$—

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$—	$12,409,696
Credit contracts	—	24,862,163	—

Total exchange-traded assets derivatives	$—	$24,862,163	$12,409,696

Total asset derivatives	$417,585	$24,862,163	$12,409,696

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$49,430,949	$49,020,949

Industry Summary at September 30, 2021 (Unaudited)

Treasuries	11.5%
Cable Satellite	7.3
Banking	5.3
Finance Companies	5.3
Metals & Mining	3.8
Independent Energy	3.6
Technology	3.4
ABS Home Equity	3.2
Wireless	3.0
Consumer Cyclical Services	2.9
Airlines	2.7
Aerospace & Defense	2.7
Other Investments, less than 2% each	40.2
Collateralized Loan Obligations	2.7
Short-Term Investments	1.4
Closed-End Investment Companies	0.0 *

Total Investments	99.0
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	1.0

Net Assets	100.0%

*	Less than 0.1%